Organization	3 Months Ended	21 Months Ended
	Mar. 31, 2012	Mar. 31, 2012
Organization [Text Block]

1. Organization

Lithium Exploration Group, Inc (formerly Mariposa Resources, Ltd.) (the “Company”) was incorporated on May 31, 2006 in the State of Nevada, U.S.A. It is based in Scottsdale, Arizona, USA. The accounting and reporting policies of the Company conform to accounting principles generally accepted in the United States of America, and the Company’s fiscal year end is June 30.

Effective November 30, 2010, the Company changed its name to “Lithium Exploration Group, Inc.,” by way of a merger with its wholly-owned subsidiary Lithium Exploration Group, Inc., which was formed solely for the change of name.

A wholly owned subsidiary, 1617437 Alberta Ltd was incorporated in the province of Alberta, Canada on July 8, 2011.

The Company is an exploration stage company that engages principally in the acquisition, exploration, and development of resource properties. Prior to June 25, 2009, the Company had the right to conduct exploration work on 20 mineral mining claims in Esmeralda County, Nevada, U.S.A. On July 31, 2009, the Company acquired an option to enter into a joint venture for the management and ownership of the Jack Creek Project, a mining project located in Elko County, Nevada. On September 25, 2009, the joint venture was terminated and the Company entered into an agreement with Beeston Enterprises Ltd., under which the Company was granted an option to acquire an undivided 50% interest in eight mineral claims located in the Clinton Mining District of British Columbia, Canada. On December 16, 2010, the Company entered into an Assignment Agreement to acquire an undivided 100% right, title and interest in and to certain mineral permits located in the Province of Alberta, Canada (see Note 5). On January 18, 2011, the Company entered into a Purchase Option Agreement to acquire an undivided 60% interest in certain mineral claims known as the Salta Aqua Claims located in Salta Province, Argentina (See Note 5). To date, the Company’s activities have been limited to its formation, the raising of equity capital and its mining exploration work program.

Exploration Stage Company

The Company is considered to be in the exploration stage as defined in FASC 915-10-05 “ Development Stage Entities, ” and interpreted by the Securities and Exchange Commission for mining companies in Industry Guide 7. The Company is devoting substantially all of its efforts to development of business plans and the acquisition of mineral properties.

1. Organization

Lithium Exploration Group, Inc (formerly Mariposa Resources, Ltd.) (the “Company”) was incorporated on May 31, 2006 in the State of Nevada, U.S.A. It is based in Scottsdale, Arizona, USA. The accounting and reporting policies of the Company conform to accounting principles generally accepted in the United States of America, and the Company’s fiscal year end is June 30.

Effective November 30, 2010, the Company changed its name to “Lithium Exploration Group, Inc.,” by way of a merger with its wholly-owned subsidiary Lithium Exploration Group, Inc., which was formed solely for the change of name.

The Company is an exploration stage company that engages principally in the acquisition, exploration, and development of resource properties. Prior to June 25, 2009, the Company had the right to conduct exploration work on 20 mineral mining claims in Esmeralda County, Nevada, U.S.A. On July 31, 2009, the Company acquired an option to enter into a joint venture for the management and ownership of the Jack Creek Project, a mining project located in Elko County, Nevada. On September 25, 2009, the joint venture was terminated and the Company entered into an agreement with Beeston Enterprises Ltd., under which the Company was granted an option to acquire an undivided 50% interest in eight mineral claims located in the Clinton Mining District of British Columbia, Canada. On December 16, 2010, the Company entered into an Assignment Agreement to acquire an undivided 100% right, title and interest in and to certain mineral permits located in the Province of Alberta, Canada (see Note 5). On January 18, 2011, the Company entered into a Purchase Option Agreement to acquire an undivided 60% interest in certain mineral claims known as the Salta Aqua Claims located in Salta Province, Argentina (See Note 5). To date, the Company’s activities have been limited to its formation, the raising of equity capital and its mining exploration work program.

Exploration Stage Company

The Company is considered to be in the exploration stage as defined in FASC 915-10-05 “ Development Stage Entities, ” and interpreted by the Securities and Exchange Commission for mining companies in Industry Guide 7. The Company is devoting substantially all of its efforts to development of business plans and the acquisition of mineral properties.